Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Non-capital loss carry-forwards	$ 21,730,000	$ 22,586,000
Property and Equipment	1,888,000	1,769,000
Net deferred tax asset	$ 24,879,000	$ 24,355,000